Income Taxes	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

17.	INCOME TAXES

Global-Tech and its subsidiaries are subject to income taxes on an entity basis on the taxable income arising in or derived from the respective tax jurisdictions in which they are domiciled or deemed to operate. Global-Tech and its investment holding subsidiaries incorporated in the British Virgin Islands (“BVI”) are not subject to tax in the BVI in accordance with the BVI tax regulations. The Company conducts substantially all of its businesses and operations through its subsidiaries located in Hong Kong and the PRC.

The Company’s operating subsidiaries are subject to various statutory tax rates, according to the respective jurisdictions in which they operate. The Company’s subsidiaries in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on their assessable income arising in Hong Kong during the fiscal years ended March 31, 2015, 2014 and 2013.

The Company’s subsidiaries registered in the PRC, including DWS and DGLAD, are subject to the PRC enterprise income tax (“EIT”) on income as reported in their PRC statutory accounts, adjusted in accordance with relevant PRC income tax laws and regulations. DWS and DGLAD are located in a coastal open economic zone in the PRC and, accordingly, were entitled to a preferential tax rate of 27% (24% reduced tax rate and 3% local income tax rate) for the calendar years ended prior to December 31, 2008. During the 5th Session of the 10thNational People’s Congress of the PRC, which was concluded on March 16, 2007, a unified EIT law was approved and became effective on January 1, 2008 (“New EIT Law”). The New EIT Law introduced a wide range of changes which include the unification of the income tax rate for domestic-invested and foreign-invested enterprises at 25%. DGLAD is entitled to a tax concession period (“Tax Holiday”), whereby it was exempted from EIT for its first two profit-making years and is entitled to a 50% tax reduction for the succeeding three years. DGLAD has qualified as a High and New Technology Enterprise (“HNTE”). Accordingly, after the expiry of its Tax Holiday in December 2011, DGLAD became subject to a preferential tax rate of 15% commencing from January 2012. The EIT of DWS for fiscal years 2015, 2014 and 2013 remained 25%.

Income tax benefit consists of:

	2015	2014	2013
	US$	US$	US$
Continuing Operations
Income tax benefit:
Current	(201,045)	(255,927)	(820,039)
Deferred	(8,001)	—	(21,861)

Total income tax benefit	(209,046)	(255,927)	(841,900)

No income tax expense (benefit) had been charged for discontinued operations in fiscal 2015, 2014 and 2013. The reconciliation of income tax expense (benefit) computed at the Hong Kong statutory income tax rate to the total income (loss) from continuing operations and discontinued operations before income taxes at the effective income tax rate is as follows:

	2015	2014	2013
	US$	US$	US$
Income tax benefit at the Hong Kong statutory income tax rate	(1,103,014)	(1,801,722)	(480,671)
Foreign rate differential	44,121	(299,512)	30,822
Non-taxable other income	(76,228)	(227,440)	(386,664)
Non-tax deductible expenses	351,052	1,035,101	670,389
Overprovision of tax in prior periods	(367,790)	(695,630)	(1,314,491)
Unrecognized tax benefits	156,288	278,338	223,959
Changes in valuation allowance	786,525	1,454,938	414,756

Total income tax benefit at the Company’s effective income tax rate	(209,046)	(255,927)	(841,900)

Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Effective income tax rate	3.1%	2.3%	28.9%

Deferred tax assets and liabilities as of March 31, 2015 and 2014 comprise the following:

	March 31, 2015	March 31, 2014
	US$	US$
Deferred tax assets:
Impairment of property, plant and equipment	2,293,850	2,318,586
Provision for inventories	340,221	238,730
Provision for warranty	217,750	217,434
Operating losses carried forward	4,529,238	4,391,655

Gross deferred tax assets	7,381,059	7,166,405
Less: Valuation allowance for deferred tax assets	(7,378,244)	(7,166,405)

Net deferred tax assets	2,815	—

Deferred tax liabilities:
Tax over book depreciation of property, plant and equipment	—	(5,183)

Total deferred tax liabilities	—	(5,183)

	Fiscal years ended
	March 31, 2015	March 31, 2014	March 31, 2013
	US$	US$	US$
Valuation allowance:
Balance at beginning of fiscal year	7,166,405	5,757,984	5,185,404
Additions	185,874	1,454,938	414,756
Exchange realignment	25,965	(46,517)	157,824

Balance at end of fiscal year	7,378,244	7,166,405	5,757,984

For financial reporting purposes, the Company has established valuation allowances by tax jurisdiction for deferred tax assets, which management believes are more likely than not to be realized in the foreseeable future. As of March 31, 2015 and 2014, the Company had tax losses carried forward of US$26,619,644 and US$25,530,406, respectively, which included tax losses of US$6,447,281 and US$5,591,707 respectively that are available indefinitely for offsetting against future taxable income of the companies in which these losses arose. Tax losses of US$20,172,364 and US$19,938,699 as at March 31, 2015 and 2014, respectively, may be carried back for 2 years or carried forward for 20 years from the year the tax losses arose.

A reconciliation of the movements of unrecognized tax benefits under FASB ASC 740 during the fiscal years ended March 31, 2015 and 2014, exclusive of related interest and penalties, is as follows:

	Fiscal years ended
	March 31, 2015	March 31, 2014
	US$	US$
Balance at beginning of fiscal year	8,589,164	8,870,677
Additions based on tax positions related to the current year	630,012	422,094
Reduction for tax positions related to prior year	(217,785)	(700,780)
Exchange realignment	7,256	(2,827)

Balance at end of fiscal year	9,008,647	8,589,164

As of March 31, 2015 and 2014, the Company’s unrecognized tax benefits under FASB ASC 740 of US$4,399,828 and US$4,454,069, respectively, are presented in the consolidated balance sheets within income tax payable. The remaining balances of US$4,608,819 and US$4,135,095 as of March 31, 2015 and 2014, respectively, are set off against the corresponding tax losses carried forward.

If the unrecognized tax benefits under FASB ASC 740 as of March 31, 2015 were realized in a future period, these would result in a tax benefit of US$4,399,828 (US$4,454,069 as of March 31, 2014) and a reduction of the Company’s effective tax rate.

For all the years presented and in accordance with FASB ASC 740, the Company classified interest and potential penalties relating to any underpayment of income taxes and uncertain tax positions, if and when required, as interest expense and other expenses, respectively. For the fiscal years ended March 31, 2014 and 2013, the Company reversed interest and potential penalties of US$213,976 and US$1,021,397, respectively, relating to certain uncertain tax positions in its consolidated statement of operations and comprehensive income. For the fiscal year ended March 31, 2015, the Company accrued interest and potential penalties of US$122,091 relating to certain uncertain tax positions in its consolidated statement of operations and comprehensive income. As of March 31, 2015 and 2014, the Company had accrued interest and potential penalties relating to uncertain tax positions amounting to US$559,313 and US$436,920, respectively.

One of the Company’s wholly-owned subsidiaries was under examination by the Hong Kong tax authority in prior years. The tax period open for examination by the tax authority included the fiscal years ended March 31, 2003 through 2011. During fiscal 2013, the Company’s subsidiary and the Hong Kong tax authority reached an agreement to settle the tax audit case with additional assessable profits of HK$12,520,654 (equivalent to US$1,612,967) being raised together with penalty and interest on tax undercharged, for which the amount had already been provided for within FASB ASC 740. The total amount of penalty and interest paid was HK$2,000,000 and HK$466,249 (equivalent to US$257,649 and US$60,064), respectively, which were included in “Other income, net” and “Interest income, net” from continuing operations.

The PRC tax authorities could determine that any inter-company payable account in accordance with PRC GAAP could be deemed income if such inter-company payables cannot be settled and therefore would be subject to taxation. In accordance with FASB ASC 740, we evaluated our position and determined that such inter-company payables will be settled, particularly since prior year tax assessments have been confirmed by the PRC tax authorities and such inter-company payables were not deemed as income.

Except as noted above, based on existing tax regulations in the Company’s various operating jurisdictions, tax years 2006 through 2015 remain open to possible tax examination by relevant tax authorities.

The Company has not provided for possible income taxes on the undistributed earnings of foreign subsidiaries that are considered to be reinvested indefinitely.